RELATED PARTY TRANSACTIONS AND BALANCES - Summary of transactions with related parties (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2020 USD ($)
Related Party Transaction [Line Items]
Services provided by the related parties		¥ 47,464	¥ 139,026	¥ 210,963
Amounts due from related parties		168	5,587		$ 25
Amounts due to related parties		6,594	3,121		$ 971
Purchases of property and equipment from Xulong
Related Party Transaction [Line Items]
Services provided by the related parties			12,205	77,676
Labor outsourcing service expense to Laiguan
Related Party Transaction [Line Items]
Services provided by the related parties		25,059	43,003	48,861
Labor outsourcing service expense to Qingji
Related Party Transaction [Line Items]
Services provided by the related parties		22,405	41,180	19,258
Value-added service cost to Robot
Related Party Transaction [Line Items]
Services provided by the related parties			28,336	42,352
Storage and logistic service expense to Xulong
Related Party Transaction [Line Items]
Services provided by the related parties			4,582	14,298
Marketing service expense to Xulong
Related Party Transaction [Line Items]
Services provided by the related parties			9,720	8,364
Research and development expense to Robot
Related Party Transaction [Line Items]
Services provided by the related parties				¥ 154
Shanghai Yijia Chuangye Investment Center LLP
Related Party Transaction [Line Items]
Amounts due from related parties	[1]		4,400
Shanghai Laiguan Property Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties			1,024
Amounts due to related parties		882
Shanghai Youzhen Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties		125	125
Shanghai Qingji Property Management Co., Ltd. ("Qingji")
Related Party Transaction [Line Items]
Amounts due to related parties		1,539	743
Others
Related Party Transaction [Line Items]
Amounts due from related parties		43	38
Amounts due to related parties		17	12
Shanghai Yijia Property Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 4,156	¥ 2,366

[1]	Represents related party loans to Yijia Chuangye, which were interest free and payable on demand. During the year ended September 30, 2020, the Company fully collected the balance from the related party as well as the balance due from Laiguan.